Lease Obligations	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lease Obligations

(12) Lease Obligations

We determine if an arrangement is a lease at inception. Leases with an initial term of 12 months or less are not recorded in our condensed consolidated balance sheet unless it is reasonably certain we will renew the lease. All leases with an initial term greater than 12 months, whether classified as operating or finance, are recorded to our condensed consolidated balance sheet based on present value of lease payments over the lease term, determined at lease commencement. Determination of the present value of lease payments requires discount rate. We use the implicit rate in the lease agreement when available. Most of our leases do not provide an implicit interest rate: therefore, we use a weighted average borrowing rate based on the information available at the commencement date.

Our lease portfolio primarily consists of operating leases for certain, facilities, office spaces and equipment.    Our leases have remaining terms of 1 year to 5 years and may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. The operating lease asset also includes any upfront lease payments made and excludes lease incentives and initial direct cost incurred. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

The following table summarized the supplemental balance sheet information related to lease assets and lease liability obligations as of June 30, 2019 (in thousands, unaudited):

	Classification
Assets
Operating lease assets	Operating lease right-of-use assets	$497
Finance lease assets	Property and equipment, net of accum depreciation	9,550

Total lease assets		10,047

Liabilities
Current
Operating	Current portion of operating lease obligations	$276
Finance	Current portion of capital lease obligation	5,089
Noncurrent
Operating	Operating lease liabilities	226
Finance	Capital lease obligations,—related parties, net of current portion	485

Total lease liabilities		$6,076

The following table summarizes the components of lease expenses for the three months ended June 30, 2019 (in thousands, unaudited):

		Three Months Ended June 30,		Six Months Ended June 30,
Lease Cost	Classification	2019	2018	2019	2018
Operating lease cost	Cost of sales and Selling, general and administrative expenses	$95	$—	$95	$—
Finance lease cost
Amortization of leased assets	Cost of operations	292	249	584	498
Interest on lease liabilities	Interest expense	166	179	340	366

Net lease cost		$553	$428	$1,019	$864

In 2014, the Company entered into a five year non-cancelable operating lease for an office in Denver, Colorado. In January 2019, the Company amended its operating lease for the Denver, Colorado office relocating to smaller office suite and reducing the lease expense for the remainder of the term. The total rent expense incurred under the lease for the six months ended June 30, 2019 and 2018 totaled $60 thousand and $120 thousand, respectively. In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month through December 2018 and $2 thousand a month beginning January 2019 (see Note 10) Related Party Transactions for further discussion).

In December 2018, the Company entered into a one year lease for equipment used at our liquefaction plant in George West, Texas. The lease called for monthly payments of $13 thousand through December 31, 2019.

In January 2019, the Company extended its lease for one year for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through December 31, 2019. The Company subleased the yard space to a subsidiary of TMG during 2018 (see Note 10) Related Party Transactions for further discussion).

The Company leases certain buildings and facilities, including office space in Bellevue, Washington; Houston, Texas; and certain equipment under non-cancellable operating leases expiring at various dates through 2022.

The following schedule presents the future minimum lease payments for our operating and finance obligations at June 30, 2019 (in thousands):

	Operating leases	Finance leases	Total
Remainder 2019	$158	$2,282	$2,440
2020	189	3,950	4,139
2021	138	—	138
2022	17	—	17

Total lease payments	502	6,232	6,734
Less: Interest	—	(658)	(658)

Present value of lease liabilities	$502	$5,574	$6,076

Lease term and discount rates for our operating and finance lease obligations are as follows:

Lease Term and Discount Rate	June 30, 2019
Weighted-average remaining lease term (years)
Operating leases	1.5
Finance leases	1.0
Weighted-average discount rate
Operating leases	7.3%
Finance leases	9.9%

The following table summarizes the supplemental cash flow information related to leases as of June 30, 2019:

Other information	June 30, 2019 (In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$95
Operating cash flows from finance leases	1,672
Financing cash flows from finance leases	340
Noncash activities from right-of-use assets obtained in exchange for lease obligations:
Operating leases	$497